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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 -------------------------------------
   Address:      3 Bala Plaza East, Suite 585
                 -------------------------------
                 Bala Cynwyd, PA 19004
                 -------------------------------


Form 13F File Number: 28-11169
                      ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC

Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Keith S. Marlowe           Bala Cynwyd, PA   February 26, 2007
   -------------------------------    -----------------  -----------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   46
                                        --------------------

Form 13F Information Table Value Total:             $388,767
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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                           FORM 13F INFORMATION TABLE

                                        MARKET VALUE
                     TITLE OF              (X1000)   SHARE / PRN SHARE / PUT / INVESTMENT  OTHER              VOTING AUTHORITY
   NAME OF ISSUER     CLASS     CUSIP       (USD)       AMOUNT     PRN   CALL  DISCRETION MANAGERS    SOLE         SHARED      NONE
-------------------- -------- --------- ------------ ----------- ------- ----- ---------- -------- ---------- ---------------- ----
AGCO CORP              CNV    001084AL6       18,150  12,000,000   PRN         SOLE                12,000,000
ADVANCED MEDICAL
OPTICS, INC.           CNV    00763MAJ7        9,870  10,500,000   PRN         SOLE                10,500,000
AXCAN PHARMA INC       CNV    054923AB3       16,580  15,124,000   PRN         SOLE                15,124,000
BEST BUY CO INC        COM    086516101        2,041      41,500   SH          SOLE                    41,500
BIOMARIN
PHARMACEUTICAL INC     COM    09061GAC5        8,461   7,000,000   PRN         SOLE                 7,000,000
CEPHALON INC           CNV    156708AP4       40,241  24,500,000   PRN         SOLE                24,500,000
COMMSCOPE INC          CNV    203372AD9       13,331   9,000,000   PRN         SOLE                 9,000,000
CONTINENTAL AIRLS
INC                    CNV    210795PJ3       23,100  10,500,000   PRN         SOLE                10,500,000
CUBIST
PHARMACEUTICALS,
INC.                   CNV    229678AC1       12,201  13,500,000   PRN         SOLE                13,500,000
EARTHLINK INC          CNV    270321AA0        8,510   8,000,000   PRN         SOLE                 8,000,000
EASTMAN KODAK CO       CNV    277461BE8       26,406  25,000,000   PRN         SOLE                25,000,000
GERON CORP             COM    374163103       23,719   2,701,456   SH          SOLE                 2,701,456
GERON CORP             PUT    374163953            6      18,800   SH     PUT  SOLE                    18,800
HARTMARX CORP          COM    417119104          820     116,100   SH          SOLE                   116,100
IMCLONE SYSTEMS INC    COM    45245W109          736      27,500   SH          SOLE                    27,500
INTERMUNE INC.         CNV    45884XAC7        6,733   4,500,000   PRN         SOLE                 4,500,000
IVAX CORP              CNV    465823AG7       25,157  25,508,000   PRN         SOLE                25,508,000
K V PHARMACEUTICAL
CO                     CNV    482740AC1       25,329  23,000,000   PRN         SOLE                23,000,000
LEVEL 3
COMMUNICATIONS INC     CNV    52729NBF6        7,825   5,000,000   PRN         SOLE                 5,000,000
LIGAND PHARMA, INC.    COM    53220K207        1,666     152,127   SH          SOLE                   152,127
MGI PHARMA INC         CNV    552880AB2        9,275  14,000,000   PRN         SOLE                14,000,000
MEDICIS
PHARMACEUTICAL CORP    CALL   584690909          322     163,400   SH     CALL SOLE                   163,400
MEDIMMUNE INC          COM    584699102        3,295     101,800   SH          SOLE                   101,800
NABI
BIOPHARMACEUTICALS     CNV    629519AB5        7,987   8,850,000   PRN         SOLE                 8,850,000
OMNICARE INC           CNV    681904AL2        3,904   4,500,000   PRN         SOLE                 4,500,000
PSS WORLD MEDICAL,
INC.                   CNV    69366AAB6        4,945   4,020,000   PRN         SOLE                 4,020,000
POWERWAVE
TECHNOLOGIES INC       CNV    739363AB5       12,360  12,875,000   PRN         SOLE                12,875,000
POWERWAVE
TECHNOLOGIES INC       CNV    739363AD1        5,012   5,500,000   PRN         SOLE                 5,500,000
PW EAGLE INC           COM    69366Y108        1,125      32,599   SH          SOLE                    32,599
QLT INC.               CNV    746927AB8        9,596  10,103,000   PRN         SOLE                10,103,000
RADISYS CORP           CNV    750459AD1        6,400   6,985,000   PRN         SOLE                 6,985,000
REALNETWORKS INC       CNV    75605LAB0        7,842   6,175,000   PRN         SOLE                 6,175,000
RETAIL VENTURES INC    COM    76128Y102        3,108     163,250   SH          SOLE                   163,250
SATCON TECHNOLOGY
CORP                   COM    803893106           56      49,523   SH          SOLE                    49,523
SHUFFLE MASTER INC     CNV    825549AB4        2,752   2,500,000   PRN         SOLE                 2,500,000
SPDR TR                COM    78462F103        2,124      15,000   SH          SOLE                    15,000
SPDR TR                PUT    78462F953           69      75,000   SH     PUT  SOLE                    75,000
SUPERVALU INC          CNV    868536AP8        2,289   6,500,000   PRN         SOLE                 6,500,000
THORATEC CORP          CNV    885175AB5        7,312  11,185,000   PRN         SOLE                11,185,000

                                        MARKET VALUE
                     TITLE OF              (X1000)   SHARE / PRN SHARE / PUT / INVESTMENT  OTHER              VOTING AUTHORITY
   NAME OF ISSUER     CLASS     CUSIP       (USD)       AMOUNT     PRN   CALL  DISCRETION MANAGERS    SOLE         SHARED      NONE
-------------------- -------- --------- ------------ ----------- ------- ----- ---------- -------- ---------- ---------------- ----
TITAN INTL INC         COM    88830M902        2,418     120,000   SH          SOLE                   120,000
ULTRA PETROLEUM CORP   COM    903914109          477      10,000   SH          SOLE                    10,000
UNITED INDL CORP       CNV    910671AB2       14,869  10,508,000   PRN         SOLE                10,508,000
VECTOR GROUP LTD       CNV    92240MAE8        7,018   5,700,000   PRN         SOLE                 5,700,000
XM SATELLITE RADIO
HLDGS INC              CNV    983759AC5        2,958   3,500,000   PRN         SOLE                 3,500,000
XM SATELLITE RADIO
HLDGS INC              PUT    983759951          120     267,000   SH     PUT  SOLE                   267,000
XETHANOL CORP          COM    98420A103          252     111,112   SH          SOLE                   111,112